Preferred Stock (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	6 Months Ended							12 Months Ended						0 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 27, 2013	Aug. 27, 2013 In Exchange Of CPNs [Member] Series 1 Convertible Preferred Stock [Member]	Aug. 27, 2013 Private Placement [Member] Series 1 Convertible Preferred Stock [Member]	Dec. 31, 2013 Private Placement [Member] Series 1 Convertible Preferred Stock [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series 1 Convertible Preferred Stock [Member]	Aug. 27, 2013 Convertible Preferred Stock [Member] Series 1 Convertible Preferred Stock [Member]	Aug. 27, 2013 Series 1 Convertible Preferred Stock [Member]	Jun. 30, 2014 Series 1 Convertible Preferred Stock [Member]	Dec. 31, 2013 Series 1 Convertible Preferred Stock [Member]	Jun. 30, 2013 Series 1 Convertible Preferred Stock [Member]	Aug. 27, 2013 Common Stock [Member]	May 26, 2011 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	May 27, 2011 Series A1 Convertible Preferred Stock [Member]	Jun. 30, 2013 Series A1 Convertible Preferred Stock [Member]	Jun. 30, 2013 Series A1 Convertible Preferred Stock [Member]	Jun. 30, 2014 Series A1 Convertible Preferred Stock [Member]	May 27, 2011 Series A1 Convertible Preferred Stock [Member]	Jun. 30, 2014 Series A2 Convertible Preferred Stock [Member]	May 27, 2011 Series A2 Convertible Preferred Stock [Member]	Dec. 31, 2013 Series A1 [Member]	Dec. 31, 2013 Series A2 [Member]	Dec. 31, 2013 Series A [Member]	Dec. 31, 2013 Series 1 Convertible Preferred Stock [Member]	Jun. 30, 2014 Series 1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series 1 Convertible Preferred Stock [Member]	Aug. 27, 2013 Series 1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series 1 Convertible Preferred Stock [Member]	May 27, 2011 Series A1 [Member]	Dec. 31, 2013 Series A1 [Member]	May 26, 2011 Series A Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Authorized	10,000,000		10,000,000		10,000,000	10,000,000					3,663			10,000,000		3,663									4,500,000		4,500,000		4,500,000	4,500,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001								$ 0.001												$ 5.20									$ 0.001			$ 5.20
Convertible Preferred Stock, Shares Issued upon Conversion								2,987.0168				2,515.3436		2,515														99.39			9.939	1,731,421
Ownership Cap Threshold Percentage														9.98%																		9.98%
Stock Issued During Period, Shares, New Issues									646.0351				3,633.0519									2,937,500										2,987.0168
Preferred Stock, Shares Issued										646.0351																						2,944.7080	2,870.2887
Preferred Stock, Shares Outstanding														2,870.2887																		2,944.7080	2,870.2887	3,633.0519
Accretion On Series 1 Convertible Preferred Stock Associated With Beneficial Conversion Feature (in Dollars)					$ 898,623
Preferred Stock, Dividend Rate, Percentage																															5.00%								5.00%
Shares, Issued															2,944.7080				9,112,559	419,367	418,746																	2,937,499.97
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																																					10,724,991
Payments of Stock Issuance Costs (in Dollars)																																					886,422
Dividends Payable (in Dollars)							1,806,913
Dividends, Preferred Stock, Stock (in Dollars)		209,268		415,952	547,171	801,534
Conversion of Stock, Shares Converted													762.7632		2,987.0168				1,067,317																				99.39
Conversion of Stock, Shares Issued																	191,861	1
Dividends (in Dollars)																							$ 209,268	$ 415,952